Loss per share - Summary of Earnings Per Share Basic and Diluted (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share [Abstract]
Net loss attributed to equity holders	$ (60,459,666)	$ (74,971,745)
Basic loss attributed to common shareholders	(60,459,666)	(74,971,745)
Dilutive loss attributed to common shareholders	$ (60,459,666)	$ (74,971,745)
Basic weighted-average number of common shares outstanding	11,812,337	5,958,266
Dilutive weighted-average number of common shares outstanding	11,812,337	5,958,266
Net loss per share attributable to common shareholders of the Company, Basic loss per share	$ (5.12)	$ (15.54)
Net loss per share attributable to common shareholders of the Company, Dilutive loss per share	$ (5.12)	$ (15.54)